Run-Off Lines (Net Underwriting Results For Run-Off Lines) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Underwriting Results For Run-Off Lines [Line Items]
Total Asbestos and Environmental	$ (11.7)	$ (9.5)	$ (6.5)
Total Run-off Lines	(16.8)	(10.6)	(16.1)
Reinsurance Assumed [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Asbestos and Environmental	(6.7)	(9.5)	(0.4)
Other [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Asbestos and Environmental	(5.0)	0	(6.1)
Risk Management [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Run-off Lines	2.6	(1.8)	(15.6)
PXRE Run-Off Lines [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Run-off Lines	(5.5)	0.7	6.0
Other Run-Off Lines [Member]
Net Underwriting Results For Run-Off Lines [Line Items]
Total Run-off Lines	$ (2.2)	$ 0	$ 0